Disclosures About Fair Value of Financial Instruments - Estimates of Fair Values of Financial Instruments (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Financial assets:
Cash and cash equivalents	$ 20,396,400	$ 31,874,975
Investment securities	197,078,938	199,955,367
Loans	97,403,689	91,537,057
Accrued interest receivable	1,014,979	1,168,483
Financial liabilities:
Deposits	272,142,620	285,876,758
Federal funds purchased and repurchase agreements	21,051,231	20,215,183
Federal Home Loan Bank borrowings	3,420,312	3,515,580
Accrued interest payable	120,272	134,389
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	20,396,000	31,875,000
Investment securities	197,079,000	199,955,000
Loans	97,404,000	91,537,000
Accrued interest receivable	1,015,000	1,168,000
Financial liabilities:
Deposits	272,143,000	285,877,000
Federal funds purchased and repurchase agreements	21,051,000	20,215,000
Federal Home Loan Bank borrowings	3,420,000	3,516,000
Accrued interest payable	120,000	134,000
Fair Value [Member]
Financial assets:
Cash and cash equivalents	20,396,000	31,875,000
Investment securities	197,079,000	199,955,000
Loans	98,445,000	91,413,000
Accrued interest receivable	1,015,000	1,168,000
Financial liabilities:
Deposits	261,733,000	262,443,000
Federal funds purchased and repurchase agreements	21,051,000	20,215,000
Federal Home Loan Bank borrowings	3,714,000	3,917,000
Accrued interest payable	120,000	134,000
Fair Value [Member] | Level I [Member]
Financial assets:
Cash and cash equivalents	20,396,000	31,875,000
Investment securities	208,000	195,000
Accrued interest receivable	1,015,000	1,168,000
Financial liabilities:
Deposits	199,444,000	195,135,000
Federal funds purchased and repurchase agreements	21,051,000	20,215,000
Accrued interest payable	120,000	134,000
Fair Value [Member] | Level II [Member]
Financial assets:
Investment securities	196,871,000	199,760,000
Financial liabilities:
Deposits	62,289,000	67,308,000
Federal Home Loan Bank borrowings	3,714,000	3,917,000
Fair Value [Member] | Level III [Member]
Financial assets:
Loans	$ 98,445,000	$ 91,413,000